As filed with the Securities and Exchange Commission on January 5, 2010

Investment Company Act File Number 811-3955

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

New York Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor

New York, NY 10018

(Address of principal executive offices)            (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-830-5200

Date of fiscal year end:      April 30

Date of reporting period:    October 31, 2010

Item 1: Report to Stockholders

New York Daily Tax Free Income Fund, Inc. Shareholder Letter

Dear Shareholder:

Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our goals of safety and preservation of capital continually drive our investment analysis and decisions. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world’s largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.globalam.natixis.com.

While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients. We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 36 years.

Sincerely,

Michael P. Lydon

President

[This Page Intentionally Left Blank.]

New York Daily Tax Free Income Fund, Inc. Expense Chart For The Six Months Ended October 31, 2010 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 05/01/10	Ending Account Value 10/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.97	0.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99	0.39%

Class B Shares	Beginning Account Value 05/01/10	Ending Account Value 10/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%

New York Tax Exempt Liquidity Fund (“Advantage Shares”)	Beginning Account Value 05/01/10	Ending Account Value 10/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.97	0.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99	0.39%

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period (May 1, 2010 through October 31, 2010), multiplied by 184/365 (to reflect the most recent fiscal half-year).

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2010 (Unaudited)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT COMMERCIAL PAPER (1.61%)

$4,000,000	New York Long Island Power Authority LOC State Street Bank & Trust Company	01/05/11	0.27%	$4,000,000	P-1	A-1+

4,000,000	Total Tax Exempt Commercial Paper			4,000,000

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (18.37%)

$6,500,000	Chazy CSD, Clinton County, NY GO BAN – Series 2010 (b)	06/30/11	1.25%	$6,531,776

7,195,000	City School District of the City of Beacon Dutchess County, NY BAN – Series 2010 (b)	06/30/11	0.80	7,216,187

3,000,000	City School District of the City of Oneonta,Otsego County, NY GO RAN – Series 2010 (b)	08/12/11	0.98	3,006,226

1,000,000	Dundee CSD, Yates and Schuyler Counties, NY BAN – Series 2010	06/22/11	1.17	1,002,081	MIG-1	A-1

4,995,000	Evans – Brant (lake Shore) CSD, Erie County, NY BAN – Series 2010	10/25/11	0.70	5,009,591		A-1

4,000,000	Medina CSD, Orleans, Niagara and Genesee Counties, NY BAN – Series 2010 (b)	06/24/11	0.85	4,003,843

7,000,000	North Syracuse CSD, Onondaga County, NY GO RAN – Series 2010 (b)	06/17/11	0.85	7,028,149

3,500,000	Pearl River Union Free School District, County of Rockland, NY TAN 2010 – 2011 (b)	06/29/11	0.83	3,503,877

6,500,000	Peru CSD, Clinton County, NY BAN – Series 2010 (b)	06/22/11	0.97	6,511,494

1,800,483	Victor CSD, Ontario, Monroe and Wayne Counties, NY BAN – Series 2010 (b)	09/30/11	0.80	1,803,728

45,490,483	Total Tax Exempt General Obligation Notes and Bonds			45,616,952

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (80.19%)

$1,120,000	City of Albany IDA Senior Housing RB (South Mall Towers Albany, L.P. Project) – Series 2003A (d) Collateralized by Federal National Mortgage Association	08/15/35	0.30%	$1,120,000		A-1+

1,660,000	County of Monroe, NY IDA RB (Jada Precision Plastics Co., Inc. Project) – Series 1997 (d) LOC Bank of America, N.A.	12/01/13	0.55	1,660,000		A-1

8,000,000	Dormitory Authority of the State of New York, University of Rochester RB – Series 2006 LOC Bank of America, N.A.	07/01/27	0.26	8,000,000	VMIG-1	A-1

1,900,000	Dutchess County, NY IDA Civic Facility RB (Marist College Civic Facility Project) – Series 2005A LOC JPMorgan Chase Bank, N.A.	07/01/35	0.28	1,900,000		A-1+

800,000	Forest City New Rochelle, NY RB Certificate Trust – Series 2003 LOC Wachovia Bank, N.A.	06/01/11	0.38	800,000	VMIG-1

5,250,000	Long Island Power Authority, NY Electric System Subordinated RB Subseries 2B LOC Bayerische Landesbank A.G.	05/01/33	0.30	5,250,000	VMIG-1	A-1+

2,000,000	Long Island Power Authority, NY Electric System Series 1, 2, and 3 Subordinated RB Subseries 3B LOC Westdeutsche Landesbank AG	05/01/33	0.27	2,000,000	VMIG-1	A-1+

5,000,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008B-1 LOC Bank of Nova Scotia	11/01/34	0.25	5,000,000		A-1+

6,800,000	Metropolitan Transportation Authority, NY Transportation Revenue – Series 2005D-2 LOC Landesbank Hessen – Thuringen Girozentrale	11/01/35	0.29	6,800,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$2,000,000	Metropolitan Transportation Authority, NY Transportation RB – Series 2008 B-2 LOC BNP Paribas	11/01/34	0.25%	$2,000,000		A-1+

4,500,000	Metropolitan Transportation Authority, NY Transportation RB – Series 2008 B-4 LOC KBC Bank, N.A.	11/01/34	0.25	4,500,000		A-1+

10,000,000	New York City, NY GO – Fiscal 1994, Series A-4 LOC Bayerische Landesbank A.G.	08/01/22	0.30	10,000,000	VMIG-1	A-1+

7,760,000	New York City, NY GO – Fiscal 2004, Series A-3 LOC BNP Paribas	08/01/31	0.25	7,760,000	VMIG-1	A-1+

1,770,000	New York City, NY GO – Fiscal 2004, Series A-6 LOC Landesbank Baden – Wurttemberg	08/01/31	0.26	1,770,000	VMIG-1	A-1+

2,505,000	New York City, NY GO – Fiscal 2004, Series H-2 LOC Bank of New York Mellon	03/01/34	0.24	2,505,000	VMIG-1	A-1+

3,500,000	New York City, NY GO – Fiscal 2004, Series H-4 LOC Bank of New York Mellon	03/01/34	0.21	3,500,000	VMIG-1	A-1+

3,400,000	New York City, NY GO – Fiscal 2004, Series H-5 LOC Dexia CLF	03/01/34	0.27	3,400,000	VMIG-1	A-1+

5,000,000	New York City, NY GO – Fiscal 2006, Series F-3 LOC Sumitomo Mitsui Banking Corporation	09/01/35	0.28	5,000,000	VMIG-1	A-1+

7,600,000	New York City, NY GO – Fiscal 2006, Series H Subseries H-1 and H-2 LOC Dexia CLF	01/01/36	0.27	7,600,000	VMIG-1	A-1+

1,600,000	New York City, NY GO Series 1994 B-3 LOC JPMorgan Chase Bank, N.A.	08/15/18	0.25	1,600,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$3,000,000	New York City, NY GO Series 1994 E-4 LOC BNP Paribas	08/01/21	0.23%	$3,000,000	VMIG-1	A-1+

1,200,000	New York City, NY GO Series 1994 E-4 LOC BNP Paribas	08/01/22	0.23	1,200,000	VMIG-1	A-1+

1,100,000	New York City, NY GO Series 1994 E-5 LOC JPMorgan Chase Bank, N.A.	08/01/15	0.25	1,100,000	VMIG-1	A-1+

2,700,000	New York City, NY HDC Multi-Family Rental Housing RB (2 Gold Street) – Series 2006A (b) Guaranteed by Federal National Mortgage Association	04/15/36	0.25	2,700,000

5,300,000	New York City, NY HDC Multi-Family Mortgage RB (Brookhaven Apartments Project) – Series 2004A (d) LOC Citibank, N.A.	01/01/36	0.30	5,300,000		A-1

2,900,000	New York City, NY HDC Multi-Family Mortgage RB (White Plains Courtyard Apartments) – Series 2005A (d) Guaranteed by Federal Home Loan Mortgage Corporation	03/01/38	0.28	2,900,000	P-1	A-1+

1,245,000	New York City, NY IDA Civic Facility RB (1991 Church of the Heavenly Rest Day School Project) LOC Commerce Bank	07/01/21	0.27	1,245,000	VMIG-1

5,000,000	New York City, NY IDA Civic Facility RB (Jamaica First Parking, LLC Project) – Series 2004 LOC JPMorgan Chase Bank, N.A.	03/01/34	0.29	5,000,000		A-1+

8,300,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) – Series 2004 LOC Lloyds PLC	12/01/39	0.27	8,300,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$3,000,000	New York City, NY Trust for Cultural Resources RB (Alvin Ailey Dance Foundation) – Series 2003 LOC Citibank, N.A.	07/01/33	0.25%	$3,000,000	VMIG-1	A-1

10,000,000	New York Liberty Development Corporation RB (Goldman Sachs Headquarters Issue) – Series 2005 LOC Wells Fargo, N.A.	10/01/35	0.29	10,000,000		A-1

1,300,000	New York State Dormitory Authority RB (Cornell University) – Series 2000A	07/01/29	0.26	1,300,000	VMIG-1	A-1+

1,470,000	New York State Dormitory Authority RB (LeMoyne College Project) – Series 2009 LOC TD Bank, N.A.	01/01/39	0.26	1,470,000	VMIG-1

3,300,000	New York State Energy Research and Development Authority and Electric Facilities RB (Long Island Lighting Company Project) – 1997 Series A (d) LOC Royal Bank of Scotland PLC	12/01/27	0.28	3,300,000	VMIG-1

5,000,000	New York State Housing Finance Agency RB (600 West 42nd Street Housing) – Series 2009A LOC Bank of New York Mellon	11/01/41	0.29	5,000,000	VMIG-1

2,900,000	New York State Housing Finance Agency RB (80 Dekalb Avenue) – Series 2009B (b) LOC Wachovia Bank, N.A.	05/01/42	0.26	2,900,000

2,800,000	New York State Housing Finance Agency RB (Archstone Westbury Apartments Project) – Series 2004A (d) LOC Bank of America, N.A.	11/01/36	0.28	2,800,000	VMIG-1

2,400,000	New York State Housing Finance Agency RB (101 West End Avenue Project) – Series 2000A (d) Guaranteed by Federal National Mortgage Association	05/15/31	0.28	2,400,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$3,800,000	New York State Housing Finance Agency RB (350 West 43rd Street Project) – Series 2004A (d) LOC Landesbank Hessen – Thuringen Girozentrale	11/01/34	0.31%	$3,800,000	VMIG-1

3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A (d) Collateralized by Federal National Mortgage Association	05/15/36	0.29	3,900,000	VMIG-1

3,750,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A (d) Guaranteed by Federal National Mortgage Association	05/15/36	0.28	3,750,000	VMIG-1

650,000	New York State Housing Finance Agency RB (Normandie Court I Housing Project) – Series 1991A LOC Landesbank Hessen – Thuringen Girozentrale	05/15/15	0.27	650,000	VMIG-1	A-1+

1,875,000	New York State Local Government Assistance Corporation – Series 1995E LOC Landesbank Hessen – Thuringen Girozentrale	04/01/25	0.28	1,875,000	VMIG-1	A-1+

9,500,000	New York State Urban Development Corporation Service Contract Revenue Refunding Bonds – Series 2008A Subseries 2008A-5 LOC TD Bank, N.A.	01/01/30	0.24	9,500,000		A-1+

3,580,000	North Amityville Fire Company Inc., Fire Department RB – Series 2003 LOC Citibank, N.A.	09/01/23	0.55	3,580,000		A-1

4,000,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) – Series 2006 LOC U.S. Bank, N.A.	12/01/36	0.26	4,000,000		A-1+

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2010 (Unaudited) (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$5,700,000	Suffolk County, NY IDA Civic Facility RB (Touro College Project) – Series 2007 LOC JPMorgan Chase Bank, N.A.	06/01/37	0.27%	$5,700,000	VMIG-1	A-1+

1,500,000	Town of Riverhead, NY IDA RB (Altaire Pharmaceuticals, Inc. Facility) – Series 1998 (d) LOC Bank of New York Mellon	10/01/13	0.33	1,500,000	P-1	A-1+

10,910,000	Triborough Bridge and Tunnel Authority General RB (MTA Bridge and Tunnels) – Series 2001B LOC State Street Bank & Trust Company	01/01/32	0.23	10,910,000	VMIG-1	A-1+

3,000,000	Trust for Cultural Resources of the City of New York Refunding RB (Manhattan School of Music) – Series 2009A LOC Wells Fargo, N.A.	10/01/29	0.22	3,000,000	P-1	A-1+

1,100,000	Trust for Cultural Resources of the City of New York, Refunding RB (Lincoln Center for the Performing Arts) – Series 2008A-2 LOC Bank of America, N.A.	12/01/35	0.26	1,100,000	VMIG-1	A-1+

750,000	Trust for Cultural Resources of the County of Onondaga, NY RB (Syracuse University Project) – Series 2010A LOC Bank of America, N.A.	12/01/29	0.27	750,000	VMIG-1	A-1

199,095,000	Total Tax Exempt Variable Rate Demand Instruments			199,095,000

	Total Investments (100.17%) (cost $248,711,952†)			$248,711,952
	Liabilities in excess of cash and other assets (-0.17%)			(430,864)

	Net Assets (100.00%)			$248,281,088

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments October 31, 2010 (Unaudited) (Continued)

FOOTNOTES:

(a)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)	Security subject to alternative minimum tax.

KEY:

BAN	= Bond Anticipation Note	LOC	= Letter of Credit
CSD	= Central School District	RAN	= Revenue Anticipation Note
GO	= General Obligation	TAN	= Tax Anticipation Note
HDC	= Housing Development Corporation	RB	= Revenue Bond
IDA	= Industrial Development Authority

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$199,095,000	80.05%
31 through 60 Days	-0-	-0-
61 through 90 Days	4,000,000	1.61
91 through 120 Days	-0-	-0-
121 through 180 Days	-0-	-0-
Over 180 Days	45,616,952	18.34
Total	$248,711,952	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (Unaudited)

States	Value	% of Portfolio
New York	$248,711,952	100.00%
Total	$248,711,952	100.00%

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statement of Asset and Liabilities October 31, 2010 (Unaudited)

:Assets
Investments in securities, at amortized cost (Note 1)	$248,711,952
Accrued interest receivable	222,082
Prepaid Expenses	18,524

Total assets	248,952,558

:Liabilities
Payable to affiliates (Note 2)	54,880
Due to Custodian	519,782
Accrued expenses	96,549
Dividends payable	259

Total liabilities	671,470

Net assets	$248,281,088

:Sources of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$248,281,088
Accumulated net realized gain (losses)	-0-

Net assets	$248,281,088

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Class A Shares	$151,508,314	151,506,769	$1.00
Class B Shares	$2,480,628	2,480,603	$1.00
Advantage Shares	$94,292,146	94,291,186	$1.00

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statement of Operations Six Months Ended October 31, 2010 (Unaudited)

:Investment Income
INCOME:
Interest	$529,944

EXPENSES: (NOTE 2)
Investment management fee	403,109
Administration fee	282,177
Shareholder servicing fee (Class A)	161,995
Shareholder servicing fee (Advantage Shares)	129,392
Distribution fee (Advantage Shares)	232,907
Custodian expenses	5,907
Shareholder servicing and related shareholder expenses†	70,709
Legal, compliance and filing fees	46,029
Audit and accounting	59,675
Directors’ fees and expenses	20,871
Other expenses	11,906

Total expenses	1,424,677
Less: Fees waived (Note 2)	(899,432)

Net expenses	525,245

Net investment income	4,699

:Realized Gain (Loss) on Investments
Accumulated net realized gain (losses)	-0-

Increase in net assets from operations	$4,699

†	Includes class specific transfer agency expenses of $40,463 and $808 for Class A and Class B, respectively.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statements of Changes in Net Assets October 31, 2010

	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010

: Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$4,699	$14,694
Net realized gain on investments	-0-	1,418

Increase in net assets from operations	4,699	16,112

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME*:
Class A Shares	(1,926)	(5,428)
Class B Shares	(39)	(2,431)
Advantage Shares	(2,734)	(6,835)

Total dividends to shareholders	(4,699)	(14,694)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Class A Shares	(817)	(7,399)
Class B Shares	(16)	(383)
Advantage Shares	(585)	(4,136)

Total dividends to shareholders	(1,418)	(11,918)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Class A Shares	(2,514,402)	(36,112,663)
Class B Shares	(4,376,723)	(4,137,808)
Advantage Shares	(2,299,569)	(7,534,864)

Total capital share transactions	(9,190,694)	(47,785,335)

Total increase/(decrease)	(9,192,112)	(47,795,835)

NET ASSETS:
Beginning of period	257,473,200	305,269,035

End of period	$248,281,088	$257,473,200

UNDISTRIBUTED NET INVESTMENT INCOME:	$-0-	$-0-

*	Designated as exempt-interest dividend for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights

	Six Months Ended October 31, 2010 (Unaudited)		Years Ended April 30,
: Class A shares			2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.009	0.025	0.027	0.019
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	—	0.000

Total from investment operations	0.000		0.000	0.009	0.025	0.027	0.019

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.009)	(0.025)	(0.027)	(0.019)
Net realized gain on investments	(0.000)		(0.000)	—	—	—	(0.000)

Total Distributions	(0.000)		(0.000)	(0.009)	(0.025)	(0.027)	(0.019)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	0.92%	2.50%	2.73%	1.93%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$151,508		$154,024	$190,143	$273,458	$218,850	$285,247
Ratio to average net assets:
Net investment income	0.00%	(c)	0.00%	0.96%	2.44%	2.69%	1.91%
Expenses (net of fees waived) (b)	0.39%	(c)	0.54%	0.89%	0.86%	0.87%	0.86%
Management and administration fees waived	0.25%	(c)	0.15%	—	—	—	—
Shareholder servicing fees waived	0.20%	(c)	0.18%	0.00%	—	—	—
Transfer agency fees waived	0.05%	(c)	0.03%	—	—	—	—
Expenses paid indirectly	—		—	—	0.00%	0.00%	0.00%

(a)	Unannualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Six Months Ended October 31, 2010 (Unaudited)		Years Ended April 30,
: Class B shares			2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.011	0.027	0.029	0.021
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	—	0.000

Total from investment operations	0.000		0.000	0.011	0.027	0.029	0.021

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.011)	(0.027)	(0.029)	(0.021)
Net realized gain on investments	(0.000)		(0.000)	—	—	—	(0.000)

Total Distributions	(0.000)		(0.000)	(0.011)	(0.027)	(0.029)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.03%	1.13%	2.71%	2.93%	2.14%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$2,481		$6,857	$10,996	$15,849	$32,597	$33,330
Ratio to average net assets:
Net investment income	0.00%	(c)	0.03%	1.24%	2.80%	2.90%	2.14%
Expenses (net of fees waived) (b)	0.40%	(c)	0.52%	0.68%	0.65%	0.68%	0.67%
Management and administration fees waived	0.25%	(c)	0.15%	—	—	—	—
Transfer agency fees waived	0.05%	(c)	0.04%	—	—	—	—
Expenses paid indirectly	—		—	—	0.00%	0.00%	0.00%

(a)	Unannualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Six Months Ended October 31, 2010 (Unaudited)		Years Ended April 30,
: Advantage shares			2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.008	0.023	0.025	0.018
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	—	0.000

Total from investment operations	0.000		0.000	0.008	0.023	0.025	0.018

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.008)	(0.023)	(0.025)	(0.018)
Net realized gain on investments	(0.000)		(0.000)	—	—	—	(0.000)

Total Distributions	(0.000)		(0.000)	(0.008)	(0.023)	(0.025)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	0.80%	2.34%	2.58%	1.79%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$94,292		$96,592	$104,130	$111,059	$72,419	$66,680
Ratio to average net assets:
Net investment income	0.01%	(c)	0.01%	0.79%	2.26%	2.55%	1.77%
Expenses (net of fees waived) (b)	0.39%	(c)	0.53%	1.01%	1.02%	1.02%	1.01%
Management and administration fees waived	0.25%	(c)	0.15%	—	—	—	—
Distribution and shareholder servicing fees waived	0.70%	(c)	0.67%	0.33%	0.28%	0.30%	0.31%
Expenses paid indirectly	—		—	—	0.00%	0.00%	0.00%

(a)	Unannualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

[This Page Intentionally Left Blank.]

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited)

1: Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its objective. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Fund recognizes interest and penalties, if any, as income tax expense in the Statement of Operations.

Consistent with the provisions of GAAP, management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2008-2010 and the six months period ended October 31, 2010, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended October 31, 2010, the Fund did not have

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

liabilities for any uncertain tax positions and no unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

The Fund may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended October 31, 2010, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at October 31, 2010, Reich & Tang Asset Management, LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager at the annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of October 31, 2010, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are as follows:

Fee Type	Affiliate	Amount
Investment management fee	Manager	$51,880
Administration fee	Manager	3,000

Total		$54,880

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

For the period ended October 31, 2010, the following fees were voluntarily waived by the Manager, Distributor and Reich & Tang Services, Inc. (the “TA”):

Investment Management fees	$66,996
Administration fees	267,177
Distribution fees – Advantage shares	232,907
Shareholder servicing fees – Class A shares	161,995
Shareholder servicing fees – Advantage shares	129,392
Transfer agency fees – Class A shares	40,165
Transfer agency fees – Class B shares	800

Total	$899,432

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the period ended October 31, 2010, these fees after waivers amounted to:

	Amount	%
Class A shares	$298	0.00%
Class B shares	8	0.00%

Total	$306

As of October 31, 2010, certain Directors and Officers had investments in the Fund representing less than 1% of the Fund.

3: Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

3: Securities Transactions with Affiliated Funds (Continued)

current market price. For the period ended October 31, 2010, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Transaction Type	Amount
Purchases	$27,005,000
Sales	41,425,000
Gains/(Losses)	-0-

4: Compensating Balance Agreement

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the “Bank”). The Fund may leave funds or overdraft funds in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, are offset against the Fund’s safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

5: Capital Stock

At October 31, 2010, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

	Six Months Ended October 31, 2010		Year Ended April 30, 2010
Class A Shares	Net Assets	Shares	Net Assets	Shares
Sold	$239,718,994	239,718,994	$449,830,824	449,830,824
Issued on reinvestment of dividends	2,604	2,604	14,464	14,464
Redeemed	(242,236,000)	(242,236,000)	(485,957,951)	(485,957,951)

Net increase (decrease)	$(2,514,402)	(2,514,402)	$(36,112,663)	(36,112,663)

Class B Shares	Net Assets	Shares	Net Assets	Shares
Sold	$10,426,965	10,426,965	$19,534,888	19,534,888
Issued on reinvestment of dividends	59	59	3,663	3,663
Redeemed	(14,803,747)	(14,803,747)	(23,676,359)	(23,676,359)

Net increase (decrease)	$(4,376,723)	(4,376,723)	$(4,137,808)	(4,137,808)

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$108,199,961	108,199,961	$112,354,028	112,354,028
Issued on reinvestment of dividends	3,394	3,394	12,721	12,721
Redeemed	(110,502,924)	(110,502,924)	(119,901,613)	(119,901,613)

Net increase (decrease)	$(2,299,569)	(2,299,569)	$(7,534,864)	(7,534,864)

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

6: Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 81% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7: Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Portfolio’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may effect the amount of capital loss carryforward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

8: Additional Valuation Information (Continued)

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund’s investments as of October 31, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$248,711,952	$-0-

Total	$-0-	$248,711,952	$-0-

For the period ended October 31, 2010, there was no Level 1 or 3 investments.

New York Daily Tax Free Income Fund, Inc. Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

New York Daily Tax Free Income Fund, Inc. Notice of Reich & Tang* Privacy Policy

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

*	For purposes of this notice, “Reich & Tang” includes; Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

New York Daily Tax Free Income Fund, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor,

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Distributor

Reich & Tang Distributors, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

NY 10/10 SA

New York Daily Tax Free Income Fund, Inc.

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

Semi-Annual Report

October 31, 2010

Item 2: Code of Ethics

Not Applicable.

Item 3:  Audit Committee Financial Expert

Not Applicable

Item 4:  Principal Accountant Fees and Services

Not Applicable

Item 5:  Audit Committee of Listed Registrants

Not applicable.

Item 6:  Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

  Companies

Not applicable.

Item 8:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: January 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: January 3, 2011

By (Signature and Title)*	/s/ Joseph Jerkovich
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: January 3, 2011

* Print the name and title of each signing officer under his or her signature.